Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS II
Entity Central Index Key	dei_EntityCentralIndexKey	0001331971
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 22, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 22, 2022
Global Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks to generate capital appreciation by investing at least 80% of net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities. Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in securities of issuers domiciled outside of the United States (“Foreign Companies”), unless the manager deems market conditions and/or company valuations to be less favorable to Foreign Companies, in which case, the fund will invest at least 30% of the value of its net assets in Foreign Companies. Foreign Companies include issuers domiciled in emerging markets and securities of foreign issuers that trade on U.S. exchanges. Equity securities include common and preferred stocks and their equivalents, including depositary receipts, warrants, rights, and convertible securities. The fund may invest in securities of any market-capitalization.

The manager employs an unconstrained, bottom-up stock selection process based on fundamental research to attempt to identify undervalued companies that exhibit attractive valuations, solid business franchises, sustainable margins/cash flow, disciplined capital allocation, strong management teams, and strong balance sheets. The manager considers diversification benefits and liquidity of the security in making investment decisions.

Fundamental Global Franchise Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of franchise companies. A franchise company is one whose return on invested capital over a three-year period is above its cost of capital. Return on invested capital quantifies how well a company generates cash flow relative to the capital it has invested in its business, while its cost of capital refers to the cost of raising money to fund its business. These companies typically will have a leading share of industry sales, the ability to generate consistent sales growth over time as their products and services attract a larger customer base, and a strong record of return on capital invested in the company with a sustainable competitive advantage, meaning bargaining power with buyers and/or sellers and a unique product or process that is difficult to replicate or substitute and hard for others to compete with.

Under normal market conditions, at least 40% of the value of the fund’s net assets will be invested in issuers domiciled outside of the United States (“Foreign Companies”), unless the manager deems market conditions and/or company valuations to be less favorable to Foreign Companies, in which case, the fund will invest at least 30% of the value of its net assets in Foreign Companies. Foreign Companies include securities for which the relevant reference entity is domiciled outside the United States, such as American Depositary Receipts (ADRs) that trade on U.S. exchanges.

The manager’s primary method of analysis is fundamental analysis, which is the ability to assess the health of a company, its competitive positioning, its strength of management, and its competitive advantages. Investment decisions are a function of finding stocks that possess the qualitative factors as outlined above and the manager believes are trading at a significant discount to the manager’s estimation of value.

The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.

The fund may invest significantly in securities of companies in certain sectors, such as the consumer staples and consumer discretionary sectors (as defined by the Global Industry Classification Standards (GICS)), and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector.

The manager focuses on the equity securities of small-, mid-, and large-capitalization companies in both developed and emerging countries. The manager primarily invests in common stocks of developed and emerging companies, as well as ADRs, which trade on U.S. exchanges.